EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on February 24, 2012 (Accession No. 0000898432-12-000246), to the Prospectuses dated December 16, 2011, Neuberger Berman Large Cap Value Fund, Neuberger Berman Partners Fund and Neuberger Berman Regency Fund, each a series of Neuberger Berman Equity Funds.